Deferred Purchase Price (Tables)	6 Months Ended
Jun. 30, 2026
Deferred purchase price.
Summary of changes in deferred purchase price

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2026	2025
	USD	USD
Opening balance	694,134	1,148,013
Change in fair value	7,462	(158,154)
Issuance of shares	—	(295,725)
Ending balance	701,596	694,134

Summary of deferred purchase price and maturity analysis

The deferred purchase price is detailed as follows:

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2026	2025
	USD	USD
Shotl Transportation, S.L.	695,398	685,346
Urbvan Mobility Ltd.	—	—
Door2Door	6,198	8,788
	701,596	694,134

12Deferred purchase price (Continued)

	(Unaudited)	(Audited)
	At 30 June	At 31 December
Maturity analysis	2026	2025
	USD	USD
Less than one year (current)	701,596	694,134
	701,596	694,134